Interim Consolidated Statement of Changes in Equity (Parentheticals) - EUR (€) € in Millions		6 Months Ended
	May 31, 2021	Jun. 30, 2021
Cumulative reclassification of losses from accumulated deficit to the share premium		€ 215.6
Share premium [member]
Decrease In Share Premium Due to Absorption of Accounting Losses	€ 43.3
Decrease in accumulated deficit by cumulative amount against Share Premium		43.3
Retained earnings [member]
Cumulative reclassification of losses from accumulated deficit to the share premium		215.6
Decrease in accumulated deficit by cumulative amount against Share Premium		€ 43.3